Severance Indemnities and Pension Plans (Schedule of Assumed Health Care Cost Trend Rates and the Effect of a One-Percentage-Point Change in the Assumed Health Care Cost Trend Rate for Foreign Offices and Subsidiaries) (Details) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010
UNBC [Member]
Defined benefit plan, Assumed health care cost trend rates for the next fiscal year
Initial trend rate	9.12%	[1]	9.38%	[1]
Ultimate trend rate	5.00%	[1]	5.00%	[1]
Year the rate reaches the ultimate trend rate	2018	[1]	2018	[1]
Defined benefit plan, Effect of one-percentage point change in assumed health care cost trend rates
Effect of one percentage point increase on total of service and interest cost components	¥ 266
Effect of one percentage point decrease on total of service and interest cost components	(221)
Effect of one percentage point increase on postretirement benefit obligation	2,273
Effect of one percentage point decrease on postretirement benefit obligation	(1,934)
UNBC [Member]
Defined benefit plan, Assumed health care cost trend rates for the next fiscal year
Initial trend rate	9.12%	[1]	9.38%	[1]
Ultimate trend rate	5.00%	[1]	5.00%	[1]
Year the rate reaches the ultimate trend rate	2018	[1]	2018	[1]
Defined benefit plan, Effect of one-percentage point change in assumed health care cost trend rates
Effect of one percentage point increase on total of service and interest cost components	266
Effect of one percentage point decrease on total of service and interest cost components	(221)
Effect of one percentage point increase on postretirement benefit obligation	2,273
Effect of one percentage point decrease on postretirement benefit obligation	(1,934)
Other Than UNBC [Member]
Defined benefit plan, Assumed health care cost trend rates for the next fiscal year
Initial trend rate	7.50%	[1]	8.00%	[1]
Ultimate trend rate	5.00%	[1]	5.00%	[1]
Year the rate reaches the ultimate trend rate	2016	[1]	2016	[1]
Defined benefit plan, Effect of one-percentage point change in assumed health care cost trend rates
Effect of one percentage point increase on total of service and interest cost components	73
Effect of one percentage point decrease on total of service and interest cost components	(57)
Effect of one percentage point increase on postretirement benefit obligation	898
Effect of one percentage point decrease on postretirement benefit obligation	(695)
Other Than UNBC [Member]
Defined benefit plan, Assumed health care cost trend rates for the next fiscal year
Initial trend rate	7.50%	[1]	8.00%	[1]
Ultimate trend rate	5.00%	[1]	5.00%	[1]
Year the rate reaches the ultimate trend rate	2016	[1]	2016	[1]
Defined benefit plan, Effect of one-percentage point change in assumed health care cost trend rates
Effect of one percentage point increase on total of service and interest cost components	73
Effect of one percentage point decrease on total of service and interest cost components	(57)
Effect of one percentage point increase on postretirement benefit obligation	898
Effect of one percentage point decrease on postretirement benefit obligation	¥ (695)

[1]	Fiscal periods of UNBC and foreign subsidiaries end on December 31. Therefore, above tables present the rates and amounts at December 31, 2009 and 2010, respectively.